SCHEDULE OF CONTRACT LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Contract Liabilities
Contract liabilities	$ 139,819	$ 179,793	$ 107,742